CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Investment in real estate
Land	$ 4,110,275	$ 3,650,324
Depreciable property	15,226,512	13,893,521
Projects under development	130,337	668,979
Land held for development	235,247	252,320
Investment in real estate	19,702,371	18,465,144
Accumulated depreciation	(4,337,357)	(3,877,564)
Investment in real estate, net	15,365,014	14,587,580
Cash and cash equivalents	431,408	193,288
Investments in unconsolidated entities	3,167	6,995
Deposits - restricted	180,987	352,008
Escrow deposits - mortgage	12,593	17,292
Deferred financing costs, net	42,033	46,396
Other assets	148,992	213,956
Total assets	16,184,194	15,417,515
Liabilities:
Total Debt	4,762,896	4,783,446
Notes, net	5,185,180	4,609,124
Lines of credit	0	0
Accounts payable and accrued expenses	39,452	58,537
Accrued interest payable	98,631	101,849
Other liabilities	304,202	272,236
Security deposits	60,812	59,264
Distributions payable	140,905	100,266
Total liabilities	10,592,078	9,984,722
Commitments and contingencies
Redeemable Noncontrolling Interests - Operating Partnership	383,540	258,280
Shareholders' equity:
Preferred Shares of beneficial interest, 0.01 par value; 100,000,000 shares authorized; 1,600,000 shares issued and outstanding as of December 31, 2010 and 1,950,925 shares issued and outstanding as of December 31, 2009	200,000	208,773
Common Shares of beneficial interest, $0.01 par value; 1,000,000,000 shares authorized; 290,197,242 shares issued and outstanding as of December 31, 2010 and 279,959,048 shares issued and outstanding as of December 31, 2009	2,902	2,800
Paid in capital	4,741,521	4,477,426
Retained earnings	203,581	353,659
Accumulated other comprehensive (loss) income	(57,818)	4,681
Total shareholders' equity	5,090,186	5,047,339
Noncontrolling Interests:
Operating Partnership	110,399	116,120
Partially Owned Properties	7,991	11,054
Total Noncontrolling Interests	118,390	127,174
Total equity	5,208,576	5,174,513
Total liabilities and equity	$ 16,184,194	$ 15,417,515